SHORT TERM AND LONG TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands					12 Months Ended
	Jun. 30, 2017	May 09, 2017	Nov. 28, 2016	Nov. 22, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Debt Instrument Line Items
Unpaid balance of the credit facility					$ 4,100
Additional amount paid						$ 5,000
Debt instrument, maturity date					May 15, 2020
Undertone [Member]
Debt Instrument Line Items
Debt instrument, interest rate								10.00%
Repayments of debt					$ 1,580
Additional amount paid					1,264
Covenant relief - minimum prepayment increment					2,000
Covenent relief - maximum prepayment amount					4,000
Prepayment amount					$ 8,000
New credit facility from an Israeli Bank [Member]
Debt Instrument Line Items
Debt instrument, description of variable rate basis					Libor
Debt instrument, basis spread on variable rate					3.30%
Amount borrowed under credit facility			$ 7,000	$ 19,900	$ 7,000
New secured credit agreement [Member]
Debt Instrument Line Items
Debt instrument, face amount					$ 32,343			$ 50,000
Frequency of payments					quarterly
Debt instrument, starting per quarter installment amount							$ 625
Debt instrument, per quarter installment amount from March 2018							$ 1,250
Debt instrument, description of variable rate basis					LIBOR
Debt instrument, basis spread on variable rate							5.50%
Debt issuance cost, deducted from the carrying amount of that debt in the consolidated balance sheets					$ 1,399
Unpaid balance of the credit facility								$ 35,000
Repayments of debt							$ 5,000
Two Israeli Banks [Member]
Debt Instrument Line Items
Debt instrument, face amount					$ 10,000
Israeli Bank One [Member]
Debt Instrument Line Items
Debt instrument, date of issuance					May 17, 2012
Israeli Bank Two [Member]
Debt Instrument Line Items
Debt instrument, date of issuance					May 17, 2012
Debt instrument, face amount					$ 400
Israeli Banks [Member]
Debt Instrument Line Items
Debt instrument, face amount		$ 17,500
Debt instrument, interest rate	35.00%	5.00%
Amount borrowed under credit facility	$ 12,500	$ 5,000